Trading derivatives (assets and liabilities) and short positions	12 Months Ended
Dec. 31, 2023
Trading Derivatives And Short Positions [Abstract]
Trading derivatives (assets and liabilities) and short positions	Trading derivatives (assets and liabilities) and short positions
a) Trading Derivatives
The detail, by type of inherent risk, of the fair value of the trading derivatives arranged by the Group is as follows (see note 11):

EUR million
	2023		2022		2021
	Debit balance	Credit balance	Debit balance	Credit balance	Debit balance	Credit balance
Interest rate risk	31,480	26,014	38,789	37,641	31,884	30,192
Currency risk	22,834	23,094	26,391	26,063	19,823	21,894
Price risk	1,279	904	1,347	817	1,498	891
Other risks	735	577	475	370	1,087	589
	56,328	50,589	67,002	64,891	54,292	53,566
b) Short positions
Following is a breakdown of the short positions (liabilities):

EUR million
	2023	2022	2021
Borrowed securities
Debt instruments	3,263	1,979	825
Of which:
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	1,881	1,362	825
Banco Santander, S.A.	1,383	617	—
Equity instruments	546	993	389
Of which:
Banco Santander, S.A.	312	934	318
Short sales
Debt instruments	22,365	19,543	11,022
Of which:
Banco Santander, S.A.	16,143	12,902	8,926
Banco Santander (Brasil) S.A.	3,462	3,857	1,952
Santander US Capital Markets LLC	2,442	2,690	—
	26,174	22,515	12,236